The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Acorn International filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 27, 2016 (Accession No. 0001193125-16-632741), which is incorporated herein by reference.